(16) DEBTS AND BORROWINGS (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Statement Line Items [Line Items]
Total approved	R$ 1,824,147
Released in 2017	916,697
Released net of fundraising costs	912,071
Local Currency [Member]
Statement Line Items [Line Items]
Total approved	1,254,887
Released in 2017	347,437
Released net of fundraising costs	342,811
Local Currency [Member] | Subsidiaries | FINEM VII [Member]
Statement Line Items [Line Items]
Total approved	6,556
Released in 2017	6,556
Released net of fundraising costs	R$ 6,556
Interest	Quarterly
Loan purpose	Subsidiary's investment plan
Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | FINEME [Member]
Statement Line Items [Line Items]
Total approved	R$ 11,286
Released in 2017	11,286
Released net of fundraising costs	R$ 11,286
Interest	Quarterly
Loan purpose	Purchase of machinery and equipment
Local Currency [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member] | Promissory Notes [Member]
Statement Line Items [Line Items]
Total approved	R$ 45,000
Released in 2017	45,000
Released net of fundraising costs	R$ 45,000
Interest	Due with principal
Loan purpose	Working capital
Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XXVI [Member]
Statement Line Items [Line Items]
Total approved	R$ 764,109
Released in 2017	146,730
Released net of fundraising costs	R$ 142,811
Interest	Monthly
Loan purpose	Subsidiary's investment plan
Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XXVII [Member]
Statement Line Items [Line Items]
Total approved	R$ 87,184
Released in 2017	1,699
Released net of fundraising costs	R$ 1,699
Interest	Monthly
Loan purpose	Subsidiary's investment plan
Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | FINEM XXVIII [Member]
Statement Line Items [Line Items]
Total approved	R$ 206,000
Released in 2017	1,414
Released net of fundraising costs	R$ 1,414
Interest	Monthly
Loan purpose	Subsidiary's investment plan
Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | Banco BBM - Bank credit note [Member]
Statement Line Items [Line Items]
Total approved	R$ 62,000
Released in 2017	62,000
Released net of fundraising costs	R$ 61,833
Interest	Due with principal
Loan purpose	Working capital
Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | Bank Credit Note
Statement Line Items [Line Items]
Total approved	R$ 11,000
Released in 2017	11,000
Released net of fundraising costs	R$ 10,794
Interest	Due with principal
Loan purpose	Working capital
Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | Bank Credit Note
Statement Line Items [Line Items]
Total approved	R$ 14,000
Released in 2017	14,000
Released net of fundraising costs	R$ 13,737
Interest	Due with principal
Loan purpose	Working capital
Local Currency [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | Bank Credit Note
Statement Line Items [Line Items]
Total approved	R$ 1,000
Released in 2017	1,000
Released net of fundraising costs	R$ 981
Interest	Due with principal
Loan purpose	Working capital
Local Currency [Member] | CPFL Renovaveis Figueiropolis [Member] | Bank Credit Note
Statement Line Items [Line Items]
Total approved	R$ 44,000
Released in 2017	44,000
Released net of fundraising costs	R$ 44,000
Interest	Due with principal
Loan purpose	Working capital
Local Currency [Member] | CPFL Renovaveis Figueiropolis [Member] | Bank Credit Note
Statement Line Items [Line Items]
Total approved	R$ 2,752
Released in 2017	2,752
Released net of fundraising costs	R$ 2,700
Interest	Due with principal
Loan purpose	Working capital
Foreign currency [Member]
Statement Line Items [Line Items]
Total approved	R$ 569,260
Released in 2017	569,260
Released net of fundraising costs	569,260
Foreign currency [Member] | CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member] | Scotiabank [Member]
Statement Line Items [Line Items]
Total approved	400,000
Released in 2017	400,000
Released net of fundraising costs	R$ 400,000
Interest	Semiannual
Loan purpose	Working capital
Foreign currency [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Bank of Tokyo-Mitsubishi [Member]
Statement Line Items [Line Items]
Total approved	R$ 169,260
Released in 2017	169,260
Released net of fundraising costs	R$ 169,260
Interest	Quarterly
Loan purpose	Working capital